Label	Element	Value
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $5.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.20%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $285.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $380.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $548.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.10%)
Pacer Swan SOS Flex (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Pacer Swan SOS Flex (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Pacer Swan SOS Flex (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%